EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 14, 2011 (Accession No. 0001193125-11-164827), to the Prospectus dated May 1, 2011, for EQ/Core Bond Index Portfolio and EQ/Intermediate Government Bond Index Portfolio, each a series of EQ Advisors Trust.